ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

September 30, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 100.0%

Aerospace/Defense – 7.2%
BAE Systems PLC (United Kingdom)(a)	11,240	$745,774
Embraer SA (Brazil)(a)(b)	29,242	1,034,289
Total Aerospace/Defense		1,780,063

Apparel – 1.7%
Hermes International SCA (France)(a)	1,728	426,712

Banks – 25.5%
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	71,770	777,987
Banco Macro SA (Argentina)(a)(b)(c)	14,910	946,785
Barclays PLC (United Kingdom)(a)	52,817	641,726
Grupo Financiero Galicia SA (Argentina)(a)(b)(c)	25,134	1,057,890
ING Groep NV (Netherlands)(a)	34,341	623,633
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)(c)	80,264	817,087
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)(c)	46,337	585,236
UBS Group AG (Switzerland)	28,005	865,635
Total Banks		6,315,979

Commercial Services – 6.5%
New Oriental Education & Technology Group, Inc. (China)(a)	11,115	842,962
RELX PLC (United Kingdom)(a)	16,144	766,194
Total Commercial Services		1,609,156

Computers – 2.3%
Logitech International SA (Switzerland)(c)	6,212	557,403

Diversified Financial Services – 5.2%
Nomura Holdings, Inc. (Japan)(a)(c)	98,293	513,090
Qifu Technology, Inc. (China)(a)	26,130	778,935
Total Diversified Financial Services		1,292,025

Electric – 3.4%
Pampa Energia SA (Argentina)(a)(b)(c)	13,996	840,320

Electronics – 4.0%
ABB Ltd. (Switzerland)(a)	17,110	991,011

Food Service – 2.2%
Compass Group PLC (United Kingdom)(a)	16,649	539,802

Insurance – 2.1%
Aegon Ltd. (Netherlands)	81,105	518,261

Internet – 6.3%
Jumia Technologies AG (Germany)(a)(b)	45,675	243,904
MercadoLibre, Inc. (Brazil)(b)	381	781,797
Tencent Music Entertainment Group (China)(a)	44,640	537,912
Total Internet		1,563,613

Mining – 4.9%
Cia de Minas Buenaventura SAA (Peru)(a)	34,143	472,539
Harmony Gold Mining Co. Ltd. (South Africa)(a)(c)	73,140	743,834
Total Mining		1,216,373

Miscellaneous Manufacturing – 2.4%
Siemens AG (Germany)(a)	5,958	602,056

Oil & Gas – 4.5%
YPF SA (Argentina)(a)(b)(c)	52,715	1,118,085

Pharmaceuticals – 9.6%
Avadel Pharmaceuticals PLC(b)	29,156	382,381
Novo Nordisk A/S (Denmark)(a)	11,722	1,395,739
Teva Pharmaceutical Industries Ltd. (Israel)(a)(b)	32,916	593,146
Total Pharmaceuticals		2,371,266
Investments	Shares	Value
COMMON STOCKS (continued)

Semiconductors – 6.6%
ASE Technology Holding Co., Ltd. (Taiwan)(a)	61,766	$602,836
NXP Semiconductors NV (China)	2,248	539,543
Tokyo Electron Ltd. (Japan)(a)	5,416	481,103
Total Semiconductors		1,623,482

Software – 3.2%
SAP SE (Germany)(a)	3,483	797,955

Transportation – 2.4%
Tsakos Energy Navigation Ltd. (Greece)	23,496	589,750

Total Common Stocks (Cost $17,220,461)		24,753,312

MONEY MARKET FUNDS – 19.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.88%(d)(e)	4,671,244	4,671,244
Invesco Government & Agency Portfolio - Private Investment Class, 4.55%(d)	35,553	35,553
Total Money Market Funds (Cost $4,706,796)		4,706,797

Total Investments – 119.0% (Cost $21,927,257)		29,460,109
Liabilities in Excess of Other Assets – (19.0%)		(4,711,862)
Net Assets – 100.0%		$24,748,247

PLC - Public Limited Company

(a)	American Depositary Receipt.
(b)	Non-income producing security.
(c)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $5,533,863; the aggregate market value of the collateral held by the fund is $5,781,071. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,109,827.
(d)	Rate shown reflects the 7-day yield as of September 30, 2024.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

September 30, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$24,753,312	$–	$–	$24,753,312
Money Market Funds	4,706,797	–	–	4,706,797
Total	$29,460,109	$–	$–	$29,460,109

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	7.2%
Apparel	1.7
Banks	25.5
Commercial Services	6.5
Computers	2.3
Diversified Financial Services	5.2
Electric	3.4
Electronics	4.0
Food Service	2.2
Insurance	2.1
Internet	6.3
Mining	4.9
Miscellaneous Manufacturing	2.4
Oil & Gas	4.5
Pharmaceuticals	9.6
Semiconductors	6.6
Software	3.2
Transportation	2.4
Money Market Funds	19.0
Total Investments	119.0
Liabilities in Excess of Other Assets	(19.0)
Net Assets	100.0%